GF Management Scheme Options Outstanding (Detail) (GF Management Incentive Scheme)	12 Months Ended														12 Months Ended									12 Months Ended
	Dec. 31, 2011 ZAR Year	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Dec. 31, 2011 Range 1 Year	Dec. 31, 2011 Range 2 Year	Dec. 31, 2011 Range 3 Year	Dec. 31, 2011 Range 4 Year	Dec. 31, 2011 South Africa Rand ZAR	Dec. 31, 2010 South Africa Rand ZAR	Jun. 30, 2010 South Africa Rand ZAR	Jun. 30, 2009 South Africa Rand ZAR	Jun. 30, 2008 South Africa Rand ZAR	Dec. 31, 2011 South Africa Rand Range 1 ZAR	Dec. 31, 2011 South Africa Rand Range 2 ZAR	Dec. 31, 2011 South Africa Rand Range 3 ZAR	Dec. 31, 2011 South Africa Rand Range 4 ZAR	Dec. 31, 2011 U.S. Dollar USD ($)	Dec. 31, 2010 U.S. Dollar USD ($)	Jun. 30, 2010 U.S. Dollar USD ($)	Jun. 30, 2009 U.S. Dollar USD ($)	Jun. 30, 2008 U.S. Dollar USD ($)	Dec. 31, 2011 U.S. Dollar Range 1 USD ($)	Dec. 31, 2011 U.S. Dollar Range 2 USD ($)	Dec. 31, 2011 U.S. Dollar Range 3 USD ($)	Dec. 31, 2011 U.S. Dollar Range 4 USD ($)
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercisable options, Price range, lower limit	60.40														60.00	85.00	110.00	135.00						$ 7.38	$ 10.46	$ 13.53	$ 16.61
Exercisable options, Contractual life (in years)	0.31					0.24	0.34	1.03	1.16
Exercisable options, Price range, upper limit	140.66														84.99	109.99	134.99	159.99						$ 10.45	$ 13.52	$ 16.60	$ 19.68
Exercisable options, Number of options	311,225	976,533	1,352,633	2,304,421	4,212,219	260,926	28,499	14,000	7,800
Exercisable options, Weighted average exercise price										73.48	75.85	76.15	77.20	78.38	67.54	90.67	111.66	140.66	$ 9.04	$ 11.24	$ 10.06	$ 9.58	$ 9.80	$ 8.31	$ 11.15	$ 13.73	$ 17.30